Note 4 - Equity - General and Administrative Expense (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement, Expense	$ 116,375	$ 16,625
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense	$ 116,375	$ 16,625